Cash Flow Reconciliations - Reconciliation of vessels arising from investing activities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Cash flows
Additions (Note 4)		$ 12,027	$ 6,737
Return of capital expenditures			(4,021)
Cash flows		12,027	2,716
Non-cash items
Additions non-cash		240	(4,167)
Depreciation expense		(40,999)	(43,734)
Impairment loss (note 4)		(18,841)
Non-cash items		(59,600)	(47,901)
Total
Balance, at the beginning of the period		2,286,430	2,509,283
Additions		12,267	2,570
Return of capital expenditures			(4,021)
Depreciation expense		(40,999)	(43,734)
Impairment loss (note 4)	$ (18,841)	(18,841)
Balance, at the end of the period	$ 2,238,857	$ 2,238,857	$ 2,464,098